Dividends (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Dividends (Textual)
Initial dividend rate	6.50%	6.50%
Increase in dividend rate on default of payment	7.50%	10.00%
Increase in dividend rate on two consecutive default of payment	10.00%	7.50%
Series A convertible preferred stock outstanding (in shares)	13,602	13,602	13,602
Amount of arrears dividend	$ 196,000	$ 187,000
Series A convertible preferred stock liquidation preference (in dollars per share)	$ 25.00	$ 25.00
Percentage of weighted average of common stock sales price	95.00%	95.00%
Percentage of increase in dividend rate		1.00%
Convertible Preferred Stock [Member]
Dividends (Textual)
Initial dividend rate	6.50%